Income tax, Reconciliation of tax expense and accounting profit (Details) - GBP (£) £ in Thousands		12 Months Ended
	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax, reconciliation of tax expense and accounting profit [Abstract]
Loss before tax		£ (140,928)	£ (87,360)	£ (126,189)
Tax credit using the UK Corporation tax rate of 19% (2019: 19% and 2018: 19%)		(26,776)	(16,598)	(23,976)
Effects of [Abstract]
Non-deductible expenses		12,836	9,120	13,148
Other permanent differences		0	0	(1)
Additional deduction for R&D expenditure		(12,354)	(16,286)	(29,365)
Surrender of tax losses for R&D tax credit refund		12,354	16,286	28,523
R&D expenditure credits		(10,210)	(13,424)	(22,602)
Movement in deferred tax not recognized		14,315	8,084	12,413
Adjustments to tax charge in respect of previous periods - deferred tax		18	(379)	(500)
Adjustments to tax charge in respect of previous periods		370	(100)	43
State taxes		0	7	0
Effects of overseas tax rates		42	24	0
Effects of tax rates in foreign jurisdictions		0	(1)	59
Total income tax credit		£ (9,405)	£ (13,267)	£ (22,258)
UK [Member]
Tax rate [Abstract]
Tax rate	25.00%	19.00%	19.00%	19.00%